Condensed Statements Of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2012	Mar. 31, 2011	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Condensed Statements Of Operations [Abstract]
SALES	$ 4,735	$ 2,982	$ 12,530	$ 9,655	$ 12,571	$ 14,771	$ 12,816
COST OF GOODS SOLD	2,334	1,370	6,425	4,366	6,030	6,569	6,367
Gross profit	2,401	1,612	6,105	5,289	6,541	8,202	6,449
COSTS AND EXPENSES
Sales and marketing	1,875	1,383	4,914	3,890
General and administrative	797	656	2,573	2,136
Selling, general and administrative					8,005	8,601	8,534
Research and development	543	553	1,612	1,655	2,238	1,834	2,356
Amortization of identifiable intangible assets	26	6	65	18	24	24	24
Total costs and expenses	3,241	2,598	9,164	7,699	10,267	10,459	10,914
OPERATING LOSS	(840)	(986)	(3,059)	(2,410)	(3,726)	(2,257)	(4,465)
INTEREST INCOME/(EXPENSE)	(102)		(371)	1	1		53
FOREIGN CURRENCY EXCHANGE GAIN (LOSS)	1		(3)
LOSS BEFORE INCOME TAXES	(941)	(986)	(3,433)	(2,409)	(3,725)	(2,257)	(4,412)
INCOME TAX EXPENSE (BENEFIT)	27	(3)	38	(6)	8	(88)	7
NET LOSS	$ (968)	$ (983)	$ (3,471)	$ (2,403)	$ (3,733)	$ (2,169)	$ (4,419)
NET LOSS PER COMMON SHARE - BASIC (in dollars per share)	$ (0.07)	$ (0.07)	$ (0.24)	$ (0.17)	$ (0.26)	$ (0.15)	$ (0.31)
NET LOSS PER COMMON SHARE - DILUTED (in dollars per share)	$ (0.07)	$ (0.07)	$ (0.24)	$ (0.17)	$ (0.26)	$ (0.15)	$ (0.31)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING - BASIC (in shares)	14,778	14,575	14,723	14,546	14,556	14,508	14,469
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING - DILUTED (in shares)	14,778	14,575	14,723	14,546	14,556	14,508	14,469